Trade Receivables, Net - Schedule of Company’s Trade Receivables (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Company’s Trade Receivables [Line Items]
Trade receivables	$ 5,922,345	$ 5,630,805
30 [Member]
Schedule of Company’s Trade Receivables [Line Items]
Trade receivables	5,500,821	5,361,716
31-60 [Member]
Schedule of Company’s Trade Receivables [Line Items]
Trade receivables	371,305	61,041
61-90 [Member]
Schedule of Company’s Trade Receivables [Line Items]
Trade receivables	5,524	15,068
91 and Over [Member]
Schedule of Company’s Trade Receivables [Line Items]
Trade receivables	$ 44,695	$ 192,980